Fees and Expenses - Wavelength Fund	Sep. 25, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.37%
Acquired Fund Fees and Expenses(1)	0.25%
Total Annual Fund Operating Expenses	1.57%
Fee Reductions and/or Expense Reimbursements(2)	(0.33)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement	1.24%

(1)	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”

(2)	Wavelength Capital Management, LLC (the “Adviser”) has contractually agreed, under an expense limitation agreement (the “Expense Limitation Agreement”), until October 1, 2027 to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of average daily net assets of the Fund. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 1, 2027, this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Board”) of the Ultimus Managers Trust (the “Trust”). The Expense Limitation Agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$126	$463	$824	$1,839

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	39.00%